FORM 13F

                    FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number: ____

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pate Capital Partners, LP
Address:  555 Montgomery Street
          Suite 603
          San Francisco, CA  94111

Form 13F File Number:  28-10885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce A. Pate
Title:    General Partner
Phone:    415-765-5589

Signature, Place, and Date of Signing:


Bruce A. Pate       San Francisco, CA.       November 1, 2010


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total:	$122,073


List of Other Included Managers:

NONE

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
							FORM 13F INFORMATION TABLE

							VALUE	SHRS OR	  SH/ PUT/ INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER		  TITLE OF CLASS    CUSIP      (x$1000)	PRN AMT	  PRN CALL DISCRETION	MANAGERS  SOLE  SHARED  NONE

AGRIUM 				COM	008916108	7499	 100000	  SH	     sole	n/a	 100000	  0	 0
ANNALY CAPITAL MGMT		COM	035710409	2640	 150000	  SH	     sole	n/a	 150000	  0	 0
ATAC RESOURCES LTD		COM	046491106      10512	1800000	  SH	     sole	n/a	1800000	  0	 0
BABCOCK & WILCOX CO		COM	05615F102	1064	  50000	  SH	     sole	n/a	  50000	  0	 0
BELLHAVEN COPPER & GOLD		COM	079476107	 526	 900000	  SH	     sole	n/a	 900000	  0	 0
BERKSHIRE HATHAWAY INC		CL B	084670702	 827	  10000	  SH	     sole	n/a	  10000	  0	 0
CANADA LITHIUM CORP		COM	135120400	 321	 500000	  SH	     sole	n/a	 500000	  0	 0
CENT FUND			CL A	153501101	8300	 500000	  SH	     sole	n/a	 500000	  0	 0
CENTRAL GOLD TRUST		UNITS	153546106      13104	 260000	  SH	     sole	n/a	 260000	  0	 0
CHESAPEAKE GOLD CORP		COM	165184102	5490	 600000	  SH	     sole	n/a	 600000	  0	 0
CHINA EVERBRIGHT INT'L		ORD	 6630940	7501   15000000	  SH	     sole	n/a    15000000	  0	 0
COOLBRANDS INTL INC		COM	21639P307	2389	 700000	  SH	     sole	n/a	 700000	  0	 0
COPPER ONE			COM	21751Q109	 328	1500000	  SH	     sole	n/a	1500000	  0	 0
COSAN LTD			COM	G25343107	5795	 500000	  SH	     sole	n/a	 500000	  0	 0
EAST ASIA MINERALS CORP		COM	270541105      23061	4300000	  SH	     sole	n/a	4300000	  0	 0
FOCUS VENTURES LTD		COM	34416M108	 278	 650000	  SH	     sole	n/a	 650000	  0	 0
FORTUNA SILVER MINES INC	COM	349915108	3115	1000000	  SH	     sole	n/a	1000000	  0	 0
GASFRAC ENERGY SVCS INC		COM	367257201	1197	 200000	  SH	     sole	n/a	 200000	  0	 0
INDICO RESOURCES LTD		COM	G476M1108	 125	 242000	  SH	     sole	n/a	 242000	  0	 0
LITHIUM ONE INC			COM	536806102	 665	 700000	  SH	     sole	n/a	 700000	  0	 0
MINGYUAN MEDICARE DEV		ORD	 6594046	3749   27700000	  SH	     sole	n/a    27700000	  0	 0
NATIONAL OILWELL VARCO		COM	637071101	4447	 100000	  SH	     sole	n/a	 100000	  0	 0
OCCIDENTAL PETROLEUM		COM	674599105	3915	  50000	  SH	     sole	n/a	  50000	  0	 0
OCEAN PARK VENTURES CORP	COM	67486Q104	 561	1800000	  SH	     sole	n/a	1800000	  0	 0
PANORAMIC RESOURCES		ORD	 6405665	 859	 327808	  SH	     sole	n/a	 327808	  0	 0
RADIUS GOLD			COM	750468100	1027	1500000	  SH	     sole	n/a	1500000	  0	 0
STRATEGIC METALS LTD		COM	862758109	1460	1000000	  SH	     sole	n/a	1000000	  0	 0
SYNTHESIS ENERGY SYS INC.	COM	871628103	 378	 420000	  SH	     sole	n/a	 420000	  0	 0
TRANSATLANTIC PETR CORP		COM	G89982105	7104	2400000	  SH	     sole	n/a	2400000	  0	 0
TREVALI RES CORP		COM	895318103	1228	 905600	  SH	     sole	n/a	 905600	  0	 0
URANIUM ENERGY CORP		COM	916896103	1640	 500000	  SH	     sole	n/a	 500000	  0	 0
WEALTH MINERALS LTD.		COM	946885100	 209	 500000	  SH	     sole	n/a	 500000	  0	 0
ZENA MINING CORP		COM	98935W103	 759	1000000	  SH	     sole	n/a	1000000	  0	 0


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